Average Annual Total Returns		12 Months Ended	60 Months Ended		73 Months Ended	103 Months Ended	111 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AlphaCentric Income Opportunities Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)					2.01%
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		3.61%	(2.75%)					1.17%
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.95%	(4.05%)					(0.45%)
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.10%	(2.59%)					0.24%
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		8.05%	(2.52%)					0.91%
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		9.09%	(1.56%)					1.92%
AlphaCentric Life Sciences and Healthcare Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		15.41%
AlphaCentric Life Sciences and Healthcare Fund | S&P Biotechnology Select Industry Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		35.98%	(2.57%)		4.72%
AlphaCentric Life Sciences and Healthcare Fund | S&P 500 Health Care Sector Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.60%	8.21%		9.56%
AlphaCentric Life Sciences and Healthcare Fund | AlphaCentric Life Sciences and Healthcare Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		20.57%	4.11%		11.25%
Performance Inception Date		Nov. 29, 2019
AlphaCentric Life Sciences and Healthcare Fund | AlphaCentric Life Sciences and Healthcare Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.09%	2.35%		9.53%
AlphaCentric Life Sciences and Healthcare Fund | AlphaCentric Life Sciences and Healthcare Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.38%	2.34%		8.18%
AlphaCentric Life Sciences and Healthcare Fund | AlphaCentric Life Sciences and Healthcare Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		26.95%	4.57%		11.64%
Performance Inception Date		Nov. 29, 2019
AlphaCentric Life Sciences and Healthcare Fund | AlphaCentric Life Sciences and Healthcare Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		28.24%	5.61%		12.59%
Performance Inception Date		Nov. 29, 2019
AlphaCentric Premium Opportunity Fund | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%				15.17%	14.82%	[1]
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]	2.25%	3.79%				6.43%
Performance Inception Date	[2]	Sep. 30, 2016
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		7.69%	4.24%				6.40%
Performance Inception Date		Sep. 30, 2016
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		8.75%	5.28%					7.11%	[1]
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.63%	4.42%					6.52%	[1]
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.63%	3.84%					5.56%	[1]
AlphaCentric Robotics and Automation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%			14.81%
AlphaCentric Robotics and Automation Fund | MSCI AC World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%	11.70%			11.96%
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		15.31%	1.82%			8.02%
Performance Inception Date		May 31, 2017
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.98%	1.32%			7.47%
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.30%	1.31%			6.28%
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		21.43%	2.27%			7.96%
Performance Inception Date		May 31, 2017
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		22.70%	3.31%			9.06%
Performance Inception Date		May 31, 2017
AlphaCentric Symmetry Strategy Fund | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%					14.82%	[3]
AlphaCentric Symmetry Strategy Fund | MSCI World/Bloomberg US Aggregate Bond Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	15.51%	7.13%					8.23%	[3]
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return Before Taxes
Average Annual Return, Percent	[5]	5.65%	6.61%					3.03%	[3]
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		11.23%	7.04%					2.26%	[3]
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		12.36%	8.11%					3.26%	[3]
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.36%	7.21%					2.70%	[3]
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	6.00%					2.32%	[3]
AlphaCentric Real Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	[6]				2.01%	[6]
AlphaCentric Real Income Fund | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	17.88%	14.42%	[6]				14.82%	[6]
AlphaCentric Real Income Fund | S&P U.S. REIT Net TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.01%	6.58%	[6]				5.59%	[6]
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[8]	0.19%	4.50%	[6]				9.87%	[6]
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		4.44%	4.75%	[6]				9.60%	[6]
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.66%	5.83%	[6]				10.71%	[6]
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.45%	3.80%	[6]				9.64%	[6]
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.75%	3.76%	[6]				8.43%	[6]

[1]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[2]	Includes the effect of the maximum sales load.
[3]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[4]	MSCI World/Bloomberg US Aggregate Bond Blended Index reflects an unmanaged portfolio of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.
[5]	Includes the effect of the maximum sales load.
[6]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[7]	The Fund has changed its primary benchmark from the S&P 500 TR Index to the Bloomberg U.S. Aggregate Bond Index to more closely align with the portfolio positioning.
[8]	Includes the effect of the maximum sales load.